Unaudited Interim Condensed Statements of Consolidated Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Net income (loss)	$ (21,819)	$ (23,736)	$ (39,584)	$ (41,863)
Actuarial gains (losses)	(17)	(26)	(45)	31
Currency translation adjustment generated by the parent company	(226)	9,867	(1,912)	15,184
Other comprehensive income (loss) that will not be reclassified subsequently to income or loss from continued operations	(243)	9,842	(1,957)	15,215
Currency translation adjustment	745	(6,481)	2,549	(9,532)
Other comprehensive income (loss) that will be reclassified subsequently to income or loss from continuing operations	745	(6,481)	2,549	(9,532)
Total other comprehensive income (loss)	502	3,361	592	5,683
Total Comprehensive income (loss)	$ (21,317)	$ (20,375)	$ (38,992)	$ (36,180)